Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss attributable to stockholders									$ (78,781)		$ (88,087)		$ (52,762)
Basic and diluted weighted average shares outstanding (in shares)	94,821,653	94,796,190	94,479,156	94,458,620	94,592,579	94,419,591	94,276,398	95,417,626	94,639,833	[1]	94,433,640	[1]	93,593,719	[1]
Basic and diluted net loss per share (in usd per share)	$ (0.22)	$ (0.11)	$ (0.24)	$ (0.26)	$ (0.51)	$ (0.30)	$ (0.06)	$ (0.05)	$ (0.83)	[1]	$ (0.93)	[1]	$ (0.56)	[1]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)									1,043,736		1,099,743		1,153,828
Limited partner units (in shares)	90				90				90		90
Class B units (in shares)	359,250				359,250				359,250		359,250		359,250
Unvested restricted shares
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)									257,704		313,711		367,796
OP Units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)									417,025		417,025		417,025
Class B units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)									369,007		369,007		369,007
Unvested restricted shares
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Unvested restricted stock (in shares)	215,373				277,241				215,373		277,241		322,242
American Realty Capital Healthcare III Advisors, LLC | Advisor
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner units (in shares)	405,998				405,998				405,998		405,998		405,998

[1]	Retroactively adjusted for the effects of the Stock Dividends (see Note 1 ).